Interest in Other entities - Summary of Group's Subsidiaries (Detail)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Cairn Energy India Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[1]	Exploration for and development and production of oil & gas
Country of Incorporation	[1]	Australia
Immediate holding company	[1]	Cairn India Holdings Limited
Copper Mines of Tasmania Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Copper Mining
Country of Incorporation		Australia
Immediate holding company		Monte Cello BV
Percentage of holdings		100.00%	100.00%
Thalanga Copper Mines Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Copper Mining
Country of Incorporation		Australia
Immediate holding company		Monte Cello BV
Percentage of holdings		100.00%	100.00%
Bharat aluminium company limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Aluminium mining and smelting
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		51.00%	51.00%
ESL Steel Limited
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturing of Steel & DI Pipe
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		95.49%	95.49%
Facor Reality and Infrastructure Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[2]	Real estate
Country of Incorporation	[2]	India
Immediate holding company	[2]	FACOR
Percentage of holdings	[2]	100.00%	100.00%
Goa Sea Ports Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[3]	Infrastructure
Country of Incorporation	[3]	India
Immediate holding company	[3]	Sterlite Ports Limited
Percentage of holdings	[3]	100.00%	100.00%
Hindustan Zinc Alloys Private Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[4]	Zinc Mining & Smelting
Country of Incorporation	[4]	India
Immediate holding company	[4]	Hindustan Zinc Limited
Percentage of holdings	[4]	64.92%
Hindustan Zinc Limited (HZL) [member]
Disclosure of transactions between related parties [line items]
Principal activities		Zinc Mining & Smelting
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		64.92%	64.92%
Malco Energy Limited (MEL) [member]
Disclosure of transactions between related parties [line items]
Principal activities		Power Generation
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Maritime Ventures Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[3]	Infrastructure
Country of Incorporation	[3]	India
Immediate holding company	[3]	Sterlite Ports Limited
Percentage of holdings	[3]	100.00%	100.00%
Paradip Multi Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[3]	Infrastructure
Country of Incorporation	[3]	India
Immediate holding company	[3]	Vedanta Limited
Percentage of holdings	[3]	100.00%	100.00%
Sesa Mining Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[3]	Iron ore mining
Country of Incorporation	[3]	India
Immediate holding company	[3]	Sesa Resources Limited
Percentage of holdings	[3]	100.00%	100.00%
Sesa Resources Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Iron ore mining
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Sterlite Ports Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[3]	Infrastructure
Country of Incorporation	[3]	India
Immediate holding company	[3]	Vedanta Limited
Percentage of holdings	[3]	100.00%	100.00%
Talwandi Sabo Power Limited TSPL [member]
Disclosure of transactions between related parties [line items]
Principal activities		Power Generation
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Vizag General Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Infrastructure
Country of Incorporation		India
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Killoran Lisheen Finance Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[5]	Investment company
Country of Incorporation	[5]	Republic of Ireland
Immediate holding company	[5]	Vedanta Lisheen Holdings Limited
Percentage of holdings	[5]	100.00%	100.00%
Killoran Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Development of a zinc/lead mine
Country of Incorporation		Republic of Ireland
Immediate holding company		Vedanta Lisheen Holdings Limited
Percentage of holdings		100.00%	100.00%
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturingh
Country of Incorporation		Republic of Ireland
Immediate holding company		Vedanta Lisheen Holdings Limited
Percentage of holdings		100.00%	100.00%
Lisheen Mine Partnership [member]
Disclosure of transactions between related parties [line items]
Principal activities		Development and operation of a zinc/lead mine
Country of Incorporation		Republic of Ireland
Immediate holding company		50% each held by Killoran Lisheen Mining Limited & Vedanta Lisheen Mining Limited
Percentage of holdings		100.00%	100.00%
Vedanta Exploration Ireland Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[5]	Exploration activities
Country of Incorporation	[5]	Republic of Ireland
Immediate holding company	[5]	Vedanta Lisheen Holdings Limited
Percentage of holdings	[5]	100.00%	100.00%
Vedanta Lisheen Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment company
Country of Incorporation		The Netherlands
Immediate holding company		THL Zinc Holding BV
Percentage of holdings		100.00%	100.00%
Vedanta Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Zinc and lead mining
Country of Incorporation		Republic of Ireland
Immediate holding company		Vedanta Lisheen Holdings Limited
Percentage of holdings		100.00%	100.00%
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment company
Country of Incorporation		Jersey
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Western Cluster Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Iron ore mining
Country of Incorporation		Liberia
Immediate holding company		Bloom Fountain Limited
Percentage of holdings		100.00%	100.00%
Bloom Fountain Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment Company
Country of Incorporation		Mauritius
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
CIG Mauritius Holdings Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[6]	Investment Company
Country of Incorporation	[6]	Mauritius
Immediate holding company	[6]	Cairn Energy Hydrocarbons Ltd.
Percentage of holdings	[6]	100.00%	100.00%
CIG Mauritius Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[6]	Investment Holding Company and to provide services and resources relevant to oil & gas exploration, production and development
Country of Incorporation	[6]	Mauritius
Immediate holding company	[6]	CIG Mauritius Holding Private Ltd.
Percentage of holdings	[6]	100.00%	100.00%
THL Zinc Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment Company
Country of Incorporation		Mauritius
Immediate holding company		THL Zinc Ventures Limited
Percentage of holdings		100.00%	100.00%
THL Zinc Ventures Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment Company
Country of Incorporation		Mauritius
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Amica Guesthouse (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Accomodation and catering services
Country of Incorporation		Nambia
Immediate holding company		Skorpion Zinc (Proprietary) Limited
Percentage of holdings		100.00%	100.00%
Namzinc (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Owns and operates a zinc refinery
Country of Incorporation		Nambia
Immediate holding company		Skorpion Zinc (Proprietary) Limited
Percentage of holdings		100.00%	100.00%
Lakomasko BV [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment company
Country of Incorporation		The Netherlands
Immediate holding company		THL Zinc Holding BV
Percentage of holdings		100.00%	100.00%
THL Zinc Holding BV [member]
Disclosure of transactions between related parties [line items]
Principal activities		Investment company
Country of Incorporation		The Netherlands
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%
Cairn Energy Discovery Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[1]	Oil and gas exploration, development and production
Country of Incorporation	[1]	Scotland
Immediate holding company	[1]	Cairn India Holdings Limited
Percentage of holdings	[1]	0.00%	0.00%
Cairn Energy Gujarat Block 1 Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[1]	Oil and gas exploration, development and production
Country of Incorporation	[1]	Scotland
Immediate holding company	[1]	Cairn India Holdings Limited
Percentage of holdings	[1]	100.00%	100.00%
Cairn Energy Hydrocarbons Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Oil and gas exploration, development and production
Country of Incorporation		Scotlandf
Immediate holding company		Cairn India Holdings Limited
Percentage of holdings		100.00%	100.00%
Cairn Exploration (No 2) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[1]	Oil and gas exploration, development and production
Country of Incorporation	[1]	Scotland
Immediate holding company	[1]	Cairn India Holdings Limited
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates
Country of Incorporation		South Africa
Immediate holding company		THL Zinc Ltd
Percentage of holdings		74.00%	74.00%
Cairn South Africa Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	[7]	Oil and gas exploration, development and production
Country of Incorporation	[7]	South Africa
Immediate holding company	[7]	Cairn Energy Hydrocarbons Ltd.
Percentage of holdings	[7]		100.00%
AvanStrate Korea Inc [member]
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturing of LCD Glass Substrate
Country of Incorporation		Korea
Immediate holding company		Avanstrate (Japan) Inc.
Percentage of holdings		100.00%	100.00%
Cairn Lanka Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities		Oil and gas exploration, development and production
Country of Incorporation		Sri Lanka
Immediate holding company		CIG Mauritius Private Ltd.
Percentage of holdings		100.00%	100.00%
AvanStrate Taiwan Inc [member]
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturing of LCD Glass Substrate
Country of Incorporation		Taiwan
Immediate holding company		Avanstrate (Japan) Inc.
Percentage of holdings		100.00%	100.00%
Fujairah Gold FZC [member]
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturing of Copper Rod and Refining of Precious Metals (Gold & Silver)
Country of Incorporation		United Arab Emirates
Immediate holding company		Malco Energy Limited
Percentage of holdings		100.00%	100.00%
Sterlite (USA) Inc. [member]
Disclosure of transactions between related parties [line items]
Principal activities	[8]	Investment company
Country of Incorporation	[8]	United States of America
Immediate holding company	[8]	Vedanta Limited
Percentage of holdings	[8]		100.00%
Ferro Alloy Corporation Limited (FACOR) [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[9]	Manufacturing of Ferro Alloys and Mining
Country of Incorporation	[9]	India
Immediate holding company	[9]	Vedanta Limited
Percentage of holdings	[9]	100.00%	100.00%
Facor Power Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[9]	Power Generation
Country of Incorporation	[9]	India
Immediate holding company	[9]	FACOR
Percentage of holdings	[9]	90.00%	90.00%
Desai Cement Company Private Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[10]	Cement
Country of Incorporation	[10]	India
Immediate holding company	[10]	Sesa Mining Corporation Limited
Percentage of holdings	[10]	100.00%
Vedanta Zinc Football & Sports Foundation [Member]
Disclosure of transactions between related parties [line items]
Principal activities	[11]	Sports Foundation
Country of Incorporation	[11]	India
Immediate holding company	[11]	Hindustan Zinc Limited
Percentage of holdings	[11]	64.92%
AvanStrate Inc. (‘ASI') [Member]
Disclosure of transactions between related parties [line items]
Principal activities		Manufacturing of LCD Glass Substrate
Country of Incorporation		Japan
Immediate holding company		Cairn India Holdings Limited
Percentage of holdings		51.63%	51.63%
Skorpion Mining Company (Proprietary) Limited (‘NZ') [Member]
Disclosure of transactions between related parties [line items]
Principal activities		Exploration, development,treatment, production and sale of zinc ore
Country of Incorporation		Nambia
Immediate holding company		Skorpion Zinc (Proprietary) Limited
Percentage of holdings		100.00%	100.00%
Skorpion Zinc (Proprietary) Limited (‘SZPL') [Member]
Disclosure of transactions between related parties [line items]
Principal activities		Operating (zinc) and investing company
Country of Incorporation		Nambia
Immediate holding company		THL Zinc Namibia Holdings (Proprietary) Ltd
Percentage of holdings		100.00%	100.00%
THL Zinc Namibia Holdings (Proprietary) Limited ("VNHL") [Member]
Disclosure of transactions between related parties [line items]
Principal activities		Mining and Exploration and Investment company
Country of Incorporation		Nambia
Immediate holding company		THL Zinc Ltd
Percentage of holdings		100.00%	100.00%
Monte Cello BV ("MCBV") [Member]
Disclosure of transactions between related parties [line items]
Principal activities		Holding company
Country of Incorporation		The Netherlands
Immediate holding company		Vedanta Limited
Percentage of holdings		100.00%	100.00%

[1]	Cairn Exploration (No. 2) Limited and Cairn Energy Discovery Limited have been dissolved w.e.f. September 22, 2020. Cairn Energy India (Pty) Ltd. was deregistered on August 26, 2020.
[2]	Passed a resolution for dissolving on March 8, 2022
[3]	The Group has filed an application at Mumbai NCLT on September 25, 2021 and at Chennai NCLT on September 29, 2021 for the merger of Maritime Ventures Private Limited, Sterlite Ports Limited, Paradip Multi Cargo Berth Private Limited, Goa Sea Port Private Limited with Sesa Mining Corporation Limited.
[4]	Incorporated on November 17, 2021
[5]	Dissolved on June 9, 2021
[6]	Under Liquidation
[7]	Cairn South Africa Pty Limited has been deregistered w.e.f. April 6, 2021.
[8]	Liquidated on December 20, 2021
[9]	The Group has filed an application at NCLT Cuttack on September 16, 2021 for the merger of Ferro Alloy Corporation Limited (“FACOR”) and FACOR Power Limited.
[10]	Acquired on November 15, 2021
[11]	Incorporated on December 21, 2021